Schedule of Investments (unaudited)
August 31, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
TransDigm Group, Inc.	48,737	$ 29,261,208
Automobiles — 3.8%
Tesla, Inc.(a)	185,508	51,127,860
Capital Markets — 4.0%
S&P Global, Inc.	152,853	53,831,770
Commercial Services & Supplies — 2.3%
Copart, Inc.(a)	261,308	31,265,502
Equity Real Estate Investment Trusts (REITs) — 1.4%
Prologis, Inc.	146,410	18,229,509
Health Care Equipment & Supplies — 2.1%
Intuitive Surgical, Inc.(a)	136,600	28,104,084
Health Care Providers & Services — 2.4%
UnitedHealth Group, Inc.	62,579	32,499,152
Hotels, Restaurants & Leisure — 3.3%
Chipotle Mexican Grill, Inc.(a)	12,651	20,201,117
Evolution AB(b)	299,530	23,963,386
		44,164,503
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A(a)	617,020	66,773,904
Match Group, Inc.(a)	473,279	26,754,462
		93,528,366
Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.(a)	963,048	122,085,595
IT Services — 6.5%
MongoDB, Inc.(a)	62,534	20,189,727
Visa, Inc., Class A	340,199	67,600,944
		87,790,671
Life Sciences Tools & Services — 7.9%
Danaher Corp.	142,170	38,373,105
Lonza Group AG, Registered Shares	71,339	38,046,517
Thermo Fisher Scientific, Inc.	54,977	29,980,057
		106,399,679
Machinery — 2.1%
Chart Industries, Inc.(a)	146,799	28,458,454
Oil, Gas & Consumable Fuels — 1.8%
EQT Corp.	235,751	11,268,899
Pioneer Natural Resources Co.	52,916	13,399,389
		24,668,288
Pharmaceuticals — 2.8%
AstraZeneca PLC, ADR	193,368	12,062,296
Zoetis, Inc.	159,010	24,889,835
		36,952,131
Semiconductors & Semiconductor Equipment — 7.7%
ASML Holding NV, Registered Shares	83,592	40,955,064
Marvell Technology, Inc.	751,945	35,206,065
NVIDIA Corp.	177,667	26,817,057
		102,978,186
Security	Shares	Value
Software — 20.3%
Cadence Design Systems, Inc.(a)	205,442	$ 35,699,656
Intuit, Inc.	156,262	67,470,806
Microsoft Corp.	500,255	130,801,675
ServiceNow, Inc.(a)	89,859	39,054,519
		273,026,656
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	508,329	79,919,485
Textiles, Apparel & Luxury Goods — 3.8%
LVMH Moet Hennessy Louis Vuitton SE	60,315	38,919,275
NIKE, Inc., Class B	108,289	11,527,364
		50,446,639
Total Common Stocks — 96.4% (Cost: $904,300,419)		1,294,737,738
Preferred Securities
Preferred Stocks — 1.5%
Interactive Media & Services — 1.5%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,630,042)(a)(c)(d)	124,391	19,946,063
Total Preferred Securities — 1.5% (Cost: $13,630,042)		19,946,063
Total Long-Term Investments — 97.9% (Cost: $917,930,461)		1,314,683,801
Short-Term Securities(e)(f)
Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	28,880,473	28,880,473
Total Short-Term Securities — 2.1% (Cost: $28,880,473)		28,880,473
Total Investments — 100.0% (Cost: $946,810,934)		1,343,564,274
Liabilities in Excess of Other Assets — (0.0)%		(404,846)
Net Assets — 100.0%		$ 1,343,159,428
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $19,946,063, representing 1.5% of its net assets as of period end, and an original cost of $13,630,042.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 45,864,137	$ —	$ (16,983,664)(a)	$ —	$ —	$ 28,880,473	28,880,473	$ 30,268	$ —
SL Liquidity Series, LLC, Money Market Series(b)	321,232	—	(322,801)(a)	1,681	(112)	—	—	1,981(c)	—
				$ 1,681	$ (112)	$ 28,880,473		$ 32,249	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 29,261,208	$ —	$ —	$ 29,261,208
Automobiles	51,127,860	—	—	51,127,860
Capital Markets	53,831,770	—	—	53,831,770
Commercial Services & Supplies	31,265,502	—	—	31,265,502
Equity Real Estate Investment Trusts (REITs)	18,229,509	—	—	18,229,509
Health Care Equipment & Supplies	28,104,084	—	—	28,104,084
Health Care Providers & Services	32,499,152	—	—	32,499,152
Hotels, Restaurants & Leisure	20,201,117	23,963,386	—	44,164,503
Interactive Media & Services	93,528,366	—	—	93,528,366
Internet & Direct Marketing Retail	122,085,595	—	—	122,085,595
IT Services	87,790,671	—	—	87,790,671
Life Sciences Tools & Services	68,353,162	38,046,517	—	106,399,679
Machinery	28,458,454	—	—	28,458,454
Oil, Gas & Consumable Fuels	24,668,288	—	—	24,668,288
Pharmaceuticals	36,952,131	—	—	36,952,131
Semiconductors & Semiconductor Equipment	102,978,186	—	—	102,978,186
Software	273,026,656	—	—	273,026,656
Technology Hardware, Storage & Peripherals	79,919,485	—	—	79,919,485
Textiles, Apparel & Luxury Goods	11,527,364	38,919,275	—	50,446,639
Preferred Securities	—	—	19,946,063	19,946,063
Short-Term Securities
Money Market Funds	28,880,473	—	—	28,880,473
	$ 1,222,689,033	$ 100,929,178	$ 19,946,063	$ 1,343,564,274

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2022	$ 20,588,697
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(642,634)
Purchases	—
Sales	—
Closing Balance, as of August 31, 2022	$ 19,946,063
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022(a)	$ (642,634)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$ 19,946,063	Market	Revenue Multiple	3.20x - 3.70x	3.45x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
Portfolio Abbreviation
ADR	American Depositary Receipt
3